Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal Income Tax Expense
Federal income tax expense for the years ended December 31, 2013, 2012 and 2011, consisted of the following:

	Year Ended December 31
($ in millions)	2013	2012	2011
Income Taxes on Operations
Federal income taxes currently payable	$150	$49	$72
Change in deferred federal income taxes	(17)	46	24
Total federal income taxes	$133	$95	$96

Reconciliation of Income Tax Expense to Federal Statutory Rate
Income tax expense differs from the amount expected using the statutory federal income tax rate applied to earnings (loss) before income taxes due to the following:

	Year Ended December 31
($ in millions)	2013	2012	2011
Income tax expense (benefit) on operations at statutory rate	$138	$84	$(2)
Goodwill impairment	—	—	101
Manufacturing deduction	(7)	(3)	(3)
Research tax credit	(2)	—	(4)
Wage credit	—	—	(1)
Tax Matters Agreement adjustment	—	8	(3)
Other, Net	4	6	8
Total federal income taxes	$133	$95	$96

Change in Unrecognized Tax Benefits
The changes in unrecognized tax benefits (exclusive of interest and penalties) during the years ended December 31, 2013, 2012 and 2011 are summarized in the following table:

	December 31
($ in millions)	2013	2012	2011
Unrecognized tax benefits at beginning of the year	$19	$6	$14
Additions based on tax positions related to the current year	5	7	2
Additions based on tax positions of prior years	1	19	—
Reductions based on tax positions of prior years	(14)	(12)	—
Settlements	—	(1)	—
Spin-off	—	—	(10)
Net change in unrecognized tax benefits	(8)	13	(8)
Unrecognized tax benefits at end of the year	$11	$19	$6

Summary of Income Tax Examinations
The following table summarizes the tax years that are either currently under examination or remain open under the statute of limitations and subject to examination by the major tax jurisdictions in which the Company operates:

Jurisdiction	Years
United States	2007	-	2012
California	2007	-	2012
Louisiana	2009	-	2012
Mississippi	2009	-	2012
Virginia	2010	-	2012

Net Deferred Tax Assets
Net deferred tax assets (liabilities) as presented in the consolidated statements of financial position were as follows:

	December 31
($ in millions)	2013	2012
Net current deferred tax assets	$170	$213
Net non-current deferred tax assets	—	329
Net non-current deferred tax liabilities	(83)	—
Total net deferred tax assets	$87	$542
The tax effects of significant temporary differences and carry-forwards that gave rise to year-end deferred federal and state tax balances, as presented in the consolidated statements of financial position, were as follows:

	December 31
($ in millions)	2013	2012
Deferred Tax Assets
Retirement benefits	$366	$794
Workers' compensation	248	239
Contract accounting differences	—	26
Provisions for accrued liabilities	36	27
Stock-based compensation	20	18
Other	16	37
Gross deferred tax assets	686	1,141
Less valuation allowance	12	21
Net deferred tax assets	674	1,120
Deferred Tax Liabilities
Depreciation and amortization	337	366
Contract accounting differences	45	—
Purchased intangibles	205	212
Gross deferred tax liabilities	587	578
Total net deferred tax assets	$87	$542